Other operating income (expense) (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of other operating income (expense)

	Note	12.31.24	12.31.23	12.31.22
Other operating income
Income from customer surcharges		22,977	30,492	20,555
Commissions on municipal taxes collection		3,126	4,633	4,562
Fines to suppliers		1,411	1,223	797
Services provided to third parties		6,519	4,676	4,175
Investment plan - Agreement on the Regularization of Obligations	2.d	23,201	-	-
Income from non-reimbursable customer contributions		760	343	418
Expense recovery		282	11	338
Framework agreement	2.e	801	13,035	20,435
Recovery of allowance for the impairment of trade receivables - Agreement on the Regularization of Obligations	2.c	-	-	17,970
Other		72	758	1,332
Total other operating income		59,149	55,171	70,582

Other operating expense
Gratifications for services		(3,219)	(2,927)	(1,540)
Cost for services provided to third parties		(4,351)	(3,835)	(3,704)
Severance paid		(268)	(398)	(690)
Provision for contingencies	34	(23,739)	(21,164)	(29,875)
Disposals of property, plant and equipment		(3,114)	(1,015)	(2,361)
Other		(560)	(1,995)	(305)
Total other operating expense		(35,251)	(31,334)	(38,475)